Consolidated Statements of Stockholders' Equity (Deficiency) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 10,808	$ 6,085,764	$ 0	$ (5,646,648)	$ 449,924
Balance, (in shares) at Dec. 31, 2012	10,807,611
Stock-based compensation expense	0	367,062	0	0	367,062
Proceeds from issuance of common stock in PPO, net of issuance costs	405	99,186	0	0	99,591
Proceeds from issuance of common stock in PPO, net of issuance costs (in shares)	405,016
Issuance of restricted stock to share holders	1,816	0	0	0	1,816
Issuance of restricted stock to share holders (in shares)	1,816,289
Exchange of Series A-2 convertible preferred stock	3,663	2,537,312	0	0	2,540,975
Exchange of Series A-2 convertible preferred stock (in shares)	3,663,177
Unrealized holding losses on available-for-sale securities
Net loss	0	0	0	(3,864,589)	(3,864,589)
Balance at Dec. 31, 2013	16,692	9,089,324	0	(9,511,237)	(405,221)
Balance, (in shares) at Dec. 31, 2013	16,692,093
Stock-based compensation expense	0	659,435	0	0	659,435
Conversion of convertible promissory notes	3,231	684,423	0	0	687,654
Conversion of convertible promissory notes (in shares)	3,230,869
Proceeds from issuance of common stock in PPO, net of issuance costs	21,549	18,233,895	0	0	18,255,444
Proceeds from issuance of common stock in PPO, net of issuance costs (in shares)	21,549,510
Exchange of Series A-2 convertible preferred stock (in shares)	3,230,869
Derivative liability for warrants issued in PPO and to placement Agent	0	(16,261,784)	0	0	(16,261,784)
Shares issued to placement agents	150	(150)	0	0	0
Shares issued to placement agents (in shares)	150,000
Recapitalization for reverse merger	5,498	(5,498)	0	0	0
Recapitalization for reverse merger (in shares)	5,497,800
Exchange of Series B convertible preferred stock into common stock	2,778	1,595,082	0	0	1,597,860
Exchange of Series B convertible preferred stock into common stock (in shares)	2,777,687
Issuance of common stock to pre-merger share holders	1,691	1,688,967	0	0	1,690,658
Issuance of common stock to pre-merger share holders (in shares)	1,690,658
Beneficial conversion feature and warrant associated with convertible promissory note	0	281,558	0	0	281,558
Unrealized holding losses on available-for-sale securities	0	0	(9,777)	0	(9,777)
Net loss	0	0	0	(8,179,410)	(8,179,410)
Balance at Dec. 31, 2014	51,589	15,965,252	(9,777)	(17,690,647)	(1,683,583)
Balance, (in shares) at Dec. 31, 2014	51,588,617
Exchange of Series A-2 convertible preferred stock (in shares)	3,230,869
Unrealized holding losses on available-for-sale securities					(6,590)
Net loss					2,291,794
Balance at Mar. 31, 2015					$ 768,018